Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of credit risk exposure [text block]

2023	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	28	1,815	55	44	1,942
US Treasury and Treasury repo only money market funds	155	–	–	–	–	155
Liquidity funds	839	–	–	–	–	839
Government securities	–	42	–	–	–	42
Third party financial derivatives	–	–	130	–	–	130
Total	994	70	1,945	55	44	3,108

2022	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	–	1,215	49	60	1,324
US Treasury and Treasury repo only money market funds	146	–	–	–	–	146
Liquidity funds	2,253	–	–	–	–	2,253
Government securities	–	67	–	–	–	67
Third party financial derivatives	–	–	188	–	–	188
Total	2,399	67	1,403	49	60	3,978

Summary of Financial Assets and Liabilities

		2023		2022
	Notes	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets measured at amortised cost:
Other non-current assets	b	9	9	21	21
Trade and other receivables	b	3,829	3,829	3,789	3,789
Liquid investments		42	42	67	67
Cash and cash equivalents		1,942	1,942	1,324	1,324

Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	a	931	931	1,153	1,153
Trade and other receivables	a,b	2,541	2,541	2,327	2,327

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	a	2,410	2,410	4,401	4,401
Other non-current assets	a,b	18	18	13	13
Trade and other receivables	a,b	23	23	50	50
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	98	98	165	165
Cash and cash equivalents	a	994	994	2,399	2,399

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	32	32	25	25
Total financial assets		12,869	12,869	15,734	15,734

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	d	(5,348)	(5,233)	(6,322)	(6,035)
– other bonds		(10,456)	(10,762)	(12,017)	(11,930)
– bank loans and overdrafts		(191)	(191)	(447)	(447)
– commercial paper in a designated hedging relationship		(148)	(148)	(443)	(443)
– other commercial paper		(667)	(667)	(748)	(748)
– other borrowings		(1)	(1)	(2)	(2)
Total borrowings excluding lease liabilities	f	(16,811)	(17,002)	(19,979)	(19,605)
Trade and other payables	c	(13,383)	(13,383)	(14,065)	(14,065)
Other provisions	c	(199)	(199)	(63)	(63)
Other non-current liabilities	c	(54)	(54)	(84)	(84)

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	a,c	(6,662)	(6,662)	(7,068)	(7,068)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(78)	(78)	(77)	(77)

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	(36)	(36)	(106)	(106)
Total financial liabilities excluding lease liabilities		(37,223)	(37,414)	(41,442)	(41,068)

Net financial assets and financial liabilities excluding lease liabilities		(24,354)	(24,545)	(25,708)	(25,334)

Summary of Fair Value of Financial Instruments

At 31 December 2023	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	741	–	190	931
Trade and other receivables	–	2,541	–	2,541
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	2,204	–	206	2,410
Other non-current assets	–	–	18	18
Trade and other receivables	–	23	–	23
Held for trading derivatives that are not in a designated and effective hedging relationship	–	98	–	98
Cash and cash equivalents	994	–	–	994
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	32	–	32
	3,939	2,694	414	7,047
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(6,662)	(6,662)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(78)	–	(78)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(36)	–	(36)
	–	(114)	(6,662)	(6,776)

At 31 December 2022	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	823	–	330	1,153
Trade and other receivables	–	2,327	–	2,327
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Current equity investments and other investments	4,087	–	314	4,401
Other non-current assets	–	–	13	13
Trade and other receivables	–	50	–	50
Held for trading derivatives that are not in a designated and effective hedging relationship	–	165	–	165
Cash and cash equivalents	2,399	–	–	2,399
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	25	–	25
	7,309	2,567	657	10,533
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	–	–	(7,068)	(7,068)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(77)	–	(77)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(106)	–	(106)
	–	(183)	(7,068)	(7,251)
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2023 £m	2022 £m
At 1 January	(6,411)	(5,657)
Exchange adjustments	–	46
Net losses recognised in the income statement	(863)	(1,627)
Net (losses)/ gains recognised in other comprehensive income	(142)	91
Contingent consideration related to business acquisitions in the period	–	(482)
Settlement of contingent consideration liabilities	1,145	1,137
Additions	57	97
Disposals and settlements	(25)	(16)
Transfers from Level 3	(9)	–
At 31 December	(6,248)	(6,411)

Reconciliation of financial instruments with Trade and other receivables and Other non-current assets

				2023						2022
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non-financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 26)	23	2,541	3,829	6,393	992	7,385	50	2,327	3,789	6,166	887	7,053
Other non-current assets (Note 24)	18	–	9	27	1,557	1,584	13	–	21	34	1,160	1,194
	41	2,541	3,838	6,420	2,549	8,969	63	2,327	3,810	6,200	2,047	8,247

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

			2023					2022
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 29)	–	(13,383)	(13,383)	(2,461)	(15,844)	–	(14,065)	(14,065)	(2,198)	(16,263)
Other provisions (Note 32)	–	(199)	(199)	(1,040)	(1,239)	–	(63)	(63)	(1,121)	(1,184)
Contingent consideration liabilities (Note 33)	(6,662)	–	(6,662)	–	(6,662)	(7,068)	–	(7,068)	–	(7,068)
Other non-current liabilities (Note 34)	–	(54)	(54)	(1,053)	(1,107)	–	(84)	(84)	(815)	(899)
	(6,662)	(13,636)	(20,298)	(4,554)	(24,852)	(7,068)	(14,212)	(21,280)	(4,134)	(25,414)

Summary of Fair Values of Derivatives Held

	2023 Fair value		2022 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Current
Cash flow hedges – Foreign exchange contracts (net principal amount – £175 million (2022: £167 million))	–	(2)	5	–
Net investment hedges – Foreign exchange contracts (net principal amount – £12,339 million (2022: £7,197 million))	32	(34)	20	(106)
Derivatives designated and effective as hedging instruments	32	(36)	25	(106)
Current
Foreign exchange contracts (net principal amount – £10,375 million (2022: £5,908 million))	98	(78)	163	(76)
Embedded and other derivatives	–	–	2	(1)
Derivatives classified as held for trading	98	(78)	165	(77)
Total derivative instruments	130	(114)	190	(183)

Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

					2023
Hedging instruments	Average exchange rate	Foreign currency	Net Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
Less than 3 months	1.27	USD	145	(1)	(1)
3 to 6 months	–	–	–	–	–
Over 6 months	1.25	USD	35	(1)	(1)
Sell foreign currency:
Less than 3 months	1.16	EUR	(5)	–	–
			175	(2)	(2)

					2023
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.15	EUR	9,146	(12)	126
	181.42	JPY	133	(1)	28
	1.27	USD	2,633	8	97
Over 6 months	1.67	CAD	260	2	10
	1.66	SGD	167	1	7
Borrowings:
Less than 3 months		EUR	148	(148)	12
3 to 6 months		–	–	–	–
Over 6 months		JPY	236	(235)	(3)
		EUR	5,127	(5,113)	125
			17,850	(5,498)	402

	2023
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	2	(2)	–
Net investment hedges
Net investment in foreign operations	(402)	(725)	–

	2022
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
Less than 3 months	1.23	USD	100	2	2
3 to 6 months	1.16	EUR	50	2	2
Over 6 months	1.15	EUR	24	1	1
Sell foreign currency:
Less than 3 months	1.14	EUR	(7)	–	–
			167	5	5

					2022
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.14	EUR	6,559	(103)	(317)
	160.90	JPY	194	(3)	(9)
3 to 6 months	–	–	–	–	–
Over 6 months	1.57	CAD	270	18	15
	1.59	SGD	174	2	1
Borrowings:
Less than 3 months		EUR	293	(293)	(4)
3 to 6 months		EUR	150	(150)	(3)
Over 6 months		EUR	6,341	(6,322)	(300)
			13,981	(6,851)	(617)

	2022
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(2)	2	–
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(3)	2	–
Net investment hedges			–
Net investment in foreign operations	617	(1,120)	–
Interest rate swap contract assets and liabilities are presented (when applicable) in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.
£21 million (2022: £24 million) of balances in the cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied.

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

								2023
			Amount reclassified to profit or loss				Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(41)	–	Finance income or expense	–	–	Finance income or expense	37	Intangible assets

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	–	Finance income or expense	–	–	Finance income or expense	–	–
Net investment hedges
Net investment in foreign operations	402	–	Finance income or expense	–	7	Other income or expense	–	–

								2022
			Amount reclassified to profit or loss				Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(5)	–	Finance income or expense	–	–	–	8	Intangible assets

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	4	–	Finance income or expense	–	(2)	Finance income or expense	–	–
Net investment hedges
Net investment in foreign operations	(617)	–	Finance income or expense	–	194	Discontinued Operations (1)	–	–
(1)Reclassified to the Consolidated income statement on the demerger of the Consumer Healthcare business.
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

			2023
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates: Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense

			2022
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges
Pre-hedging of long-term interest rates:
Matured in the past	(23)	–	Finance income or expense	–	3	Finance income or expense

Summary of Offsetting of Financial Assets and Liabilities
The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2023 and 31 December 2022. The column ‘Net amount’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

31 December 2023	Gross financial assets/ (liabilities) £m	Gross financial (liabilities)/ assets set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not set off in the balance sheet £m	Net £m
Financial assets
Trade and other receivables	6,394	(1)	6,393	–	6,393
Derivative financial instruments	130	–	130	(108)	22

Financial liabilities
Trade and other payables	(13,384)	1	(13,383)	–	(13,383)
Derivative financial instruments	(114)	–	(114)	108	(6)

31 December 2022	Gross financial assets/ (liabilities) £m	Gross Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets
Trade and other receivables	6,166	–	6,166	–	6,166
Derivative financial instruments	190	–	190	(163)	27

Financial liabilities
Trade and other payables	(14,065)	–	(14,065)	–	(14,065)
Derivative financial instruments	(183)	–	(183)	163	(20)

Disclosure of debt instruments
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2023	2022
	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(2,657)	(3,785)
Between one and two years	(1,434)	(1,714)
Between two and three years	(1,475)	(1,490)
Between three and four years	(740)	(1,505)
Between four and five years	(2,350)	(748)
Between five and ten years	(3,031)	(4,736)
Greater than ten years	(5,124)	(6,001)
Total	(16,811)	(19,979)
Original issuance profile:
Fixed rate interest	(15,847)	(18,355)
Floating rate interest	(964)	(1,624)
	(16,811)	(19,979)

Foreign Exchange Sensitivity Impact Of Non Functional Currency

	2023	2022
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	61	99
15 cent appreciation of the US Dollar	97	155
10 cent appreciation of the Euro	(4)	(7)
15 cent appreciation of the Euro	(7)	(12)
10 yen appreciation of the Yen	–	–
15 yen appreciation of the Yen	–	(1)

	2023	2022
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(52)	(84)
15 cent depreciation of the US Dollar	(76)	(121)
10 cent depreciation of the Euro	4	6
15 cent depreciation of the Euro	5	9
10 yen depreciation of the Yen	–	–
15 yen depreciation of the Yen	–	–

Foreign exchange sensitivity impact on equity

	2023	2022
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	(209)	–
15 cent appreciation of the US Dollar	(327)	–
10 cent appreciation of the Euro	(1,372)	(1,290)
15 cent appreciation in Euro	(2,160)	(2,034)

	2023	2022
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	178	–
15 cent depreciation of the US Dollar	258	–
10 cent depreciation of the Euro	1,152	1,080
15 cent depreciation of the Euro	1,662	1,557

Sensitivity Analysis for Each Type of Market Risk
The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 30, 'Net debt', adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2023	2022
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent appreciation of the US Dollar	(622)	(999)
15 cent appreciation of the US Dollar	(974)	(1,570)
10 cent appreciation of the Euro	386	11
15 cent appreciation of the Euro	609	17
10 yen appreciation of the Yen	(5)	13
15 yen appreciation of the Yen	(7)	20

	2023	2022
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent depreciation of the US Dollar	531	846
15 cent depreciation of the US Dollar	769	1,222
10 cent depreciation of the Euro	(325)	(9)
15 cent depreciation of the Euro	(468)	(13)
10 yen depreciation of the Yen	4	(12)
15 yen depreciation of the Yen	6	(17)

	2023	2022
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	41	36
1.5% (150 basis points) increase in Sterling interest rates	62	55
1% (100 basis points) increase in US Dollar interest rates	(34)	(34)
1.5% (150 basis points) increase in US Dollar interest rates	(51)	(51)
1% (100 basis points) increase in Euro interest rates	(9)	(13)
1.5% (150 basis points) increase in Euro interest rates	(13)	(19)

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis

At 31 December 2023	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m		Total £m
Due in less than one year	(2,660)	(547)	(156)	(41)	(14,526)	–	(17,930)
Between one and two years	(1,436)	(507)	(214)	(36)	(1,469)	–	(3,662)
Between two and three years	(1,477)	(466)	(134)	(31)	(1,150)	–	(3,258)
Between three and four years	(742)	(449)	(114)	(27)	(1,406)	–	(2,738)
Between four and five years	(2,359)	(399)	(88)	(23)	(940)	–	(3,809)
Between five and ten years	(3,054)	(1,611)	(325)	(75)	(2,037)	–	(7,102)
Greater than ten years	(5,172)	(1,467)	(176)	(21)	(1,043)	–	(7,879)
Gross contractual cash flows	(16,900)	(5,446)	(1,207)	(254)	(22,571)	–	(46,378)

At 31 December 2022	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(3,786)	(594)	(167)	(25)	(15,362)	(19,934)
Between one and two years	(1,717)	(570)	(201)	(22)	(1,097)	(3,607)
Between two and three years	(1,496)	(531)	(127)	(19)	(1,034)	(3,207)
Between three and four years	(1,508)	(489)	(97)	(15)	(1,277)	(3,386)
Between four and five years	(751)	(472)	(80)	(13)	(1,008)	(2,324)
Between five and ten years	(4,765)	(1,810)	(201)	(41)	(2,641)	(9,458)
Greater than ten years	(6,063)	(1,856)	(135)	(11)	(1,134)	(9,199)
Gross contractual cash flows	(20,086)	(6,322)	(1,008)	(146)	(23,553)	(51,115)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows

	2023		2022
	Gross cash inflows	Gross cash outflows	Gross cash inflows	Gross cash outflows
	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m
Less than one year	31,961	(31,944)	24,418	(24,410)
Gross contractual cash flows	31,961	(31,944)	24,418	(24,410)